Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Apr. 22, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-35016
Entity Registrant Name	TROOPS, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit A, 18/F, 8 Fui Yiu Kok Street
Entity Address, City or Town	Tsuen Wan
Entity Address, Region	New Territories
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.004 per share
Trading Symbol	TROO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding			101,597,998
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Audit Alliance LLP	Yu Certified Public Accountant, P.C.
Auditor Firm ID	3487	5910
Auditor Location	Singapore	New York, New York
Entity Central Index Key	0001412095
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Business contact member
Document Information [Line Items]
Entity Address, Address Line One	Unit A, 18/F, 8 Fui Yiu Kok Street
Entity Address, City or Town	Tsuen Wan
Entity Address, Region	New Territories
Entity Address, Country	HK
Contact Personnel Name	Chung Hang Lui
City Area Code	852
Local Phone Number	2153-3957